PROPERTY, PLANT AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property, plant and equipment, net
Total	¥ 5,949,633		¥ 5,143,677
Less: accumulated depreciation	(3,530,150)		(3,159,307)
Less: accumulated impairment	(19,272)		(19,272)
Net book value	2,400,211		1,965,098		$ 328,828
Depreciation expense	743,728	$ 101,890	775,042	¥ 918,261
Office building
Property, plant and equipment, net
Total	697,136		689,703
Vehicles
Property, plant and equipment, net
Total	23,939		22,085
Computer equipment
Property, plant and equipment, net
Total	1,179,606		1,046,672
Furniture and office equipment
Property, plant and equipment, net
Total	395,828		373,893
Leasehold improvement
Property, plant and equipment, net
Total	3,477,118		2,717,396
Construction in progress
Property, plant and equipment, net
Total	¥ 176,006		¥ 293,928